Other Current Liabilities and Accrued Expenses	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES	NOTE 7: - OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES
	December 31,
	2020	2019

Royalties - IIA payable	$986	$938
Accrued commissions	2,018	1,748
Accrued expenses	1,717	1,364

	$4,721	$4,050